FINANCIAL RISK MANAGEMENT (Details) - Concentrations of Exposure	12 Months Ended
Dec. 31, 2019
Loans and Advances to Customers Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Concentrations of Exposure [Line Items]
Percentage of Exposure	60.00%
Financial, Business and other Services Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Concentrations of Exposure [Line Items]
Percentage of Exposure	18.00%